Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Real estate assets and lease intangibles:
Land	$ 49,246,634	$ 51,274,462	$ 49,965,418
Buildings and improvements	190,028,533	190,274,191	177,360,584
Tenant improvements	21,942,782	21,473,750	19,876,549
Lease intangibles	13,383,080	13,811,291	13,845,100
Real estate assets and lease intangibles, cost	274,601,029	276,833,694	261,047,651
Accumulated depreciation and amortization	(39,177,141)	(36,311,485)	(29,961,472)
Real estate assets and lease intangibles, net	235,423,888	240,522,209	231,086,179
Cash and cash equivalents	5,847,369	3,116,147	6,626,423
Restricted cash	3,046,359	4,271,648	6,759,786
Deferred leasing costs, net	1,887,513	1,920,091	1,483,014
Goodwill	2,423,000	2,423,000	2,423,000
Other assets, net	5,451,230	5,745,982	5,895,991
TOTAL ASSETS	254,079,359	257,999,077	254,274,393
Liabilities:
Mortgage notes payable, net	159,952,064	158,886,111	142,638,401
Accounts payable and accrued liabilities	6,062,847	6,066,068	7,458,761
Accrued real estate taxes	1,327,791	2,318,990	2,401,770
Dividends payable	1,224,122	1,171,924	1,063,454
Below-market leases, net	1,530,323	1,698,086	2,154,479
Total liabilities	200,559,114	202,249,447	189,110,736
Commitments and contingencies
Equity:
Additional paid-in capital	150,629,093	149,539,782	146,712,853
Dividends in excess of accumulated losses	(111,162,810)	(106,623,957)	(93,821,328)
Total stockholders' equity before noncontrolling interest	39,642,476	43,090,853	53,063,548
Noncontrolling interest	13,877,769	12,658,777	12,100,109
Total equity	53,520,245	55,749,630	65,163,657
TOTAL LIABILITIES AND EQUITY	254,079,359	257,999,077	254,274,393
Redeemable Convertible Preferred Stock Series B [Member]
Liabilities:
Mandatorily redeemable Series B Preferred Stock, net	30,461,967	32,108,268	33,393,871
Common Class A [Member]
Equity:
Common stock series A	$ 176,193	$ 175,028	$ 172,023